Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note 7. Property and Equipment, net
Property and equipment consisted of the following:

	December 31,
	2021	2020
Machinery and equipment	$9,438	$5,659
Computers and IT equipment	957	964
Furniture and fixtures	49	50
Leasehold improvements	2,482	2,520

	12,926	9,193
Less: Accumulated depreciation	(8,538)	(8,245)

Property and equipment, net	$4,388	$948

For the years ended December 31, 2021 and 2020, depreciation expense totaled $593 and $473, respectively. Of these amounts, depreciation charged to cost of revenue was $460 and $324 for the years ended December 31, 2021 and 2020, respectively.